Schedule of Operating Segment (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Depreciation expense									$ (400)		$ (400)
Income tax provision	$ (4)		$ (8)		$ (7)		$ (12)		(14)		(16)
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST	(5,715)		(5,767)		(10,701)		(12,992)		(22,143)		(29,216)
Operating Segments [Member]
Salaries and benefits	(2,957)		(2,837)		(5,147)		(5,823)		(10,249)		(13,486)
Insurance	(238)		(404)		(474)		(801)		(1,442)		(525)
Legal	(350)		(427)		(649)		(1,217)		(1,951)		(2,867)
Consulting	(592)		(336)		(1,211)		(841)		(1,578)		(2,091)
Rent and Maintenance	(610)		(554)		(1,175)		(1,072)		(2,136)		(2,248)
Clinical & research and development	(427)		(304)		(890)		(1,051)		(1,353)		(5,097)
Depreciation expense	(96)		(101)		(187)		(202)		(402)		(392)
Change in fair value of other liabilities and derivatives	(19)		95		16		(104)
Other segment items	(468)	[1]	(891)	[1]	(1,099)	[1]	(1,869)	[1]	(3,408)	[2]	(992)	[2]
Income tax provision	(4)		(8)		(7)		(12)		(14)		(16)
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST	$ (5,761)		$ (5,767)		$ (10,823)		$ (12,992)		(22,209)		(29,216)
Series B convertible preferred stock financing costs – related party											(2,680)
Change in fair value of debt, other liabilities, and derivatives									$ 324		$ 1,178

[1]	Other segment items include interest expense, grant income, and other income (expense).
[2]	Other segment items include interest expense, grant income, debt extinguishment, and other income (expense).